Deposits	12 Months Ended
Jun. 30, 2023
Deposits
Deposits

Note 12 – Deposits

	June 30, 2023	June 30, 2022
	$’000	$’000
Current assets
Term deposits held against bank guarantees	3,601	3,796
Supplier deposits	13,836	11,879
Total current deposits	17,437	15,675

Supplier deposits are funds paid by the Group to suppliers for manufacturing and prepayments for services or utilities to be provided and invoiced later by the supplier.